Segments Information (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	€ 13,636	€ 11,632	[1]	€ 12,446	[1]
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	183
Netherland [Member]
Disclosure of geographical areas [line items]
Revenue	303
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	10,143	8,919		9,567
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	€ 3,007	€ 2,713		€ 2,879

[1]	Please refer to note 2C for functional and presentation currency.